Interest-bearing Deposits (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Interest-bearing deposits in denominations of $100,000 or more	$ 90,889,042	$ 96,271,806